Commitments and Contingencies - Insurance (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance Proceeds
Insurance coverage deductible amount per vessel		$ 150
Deductible period under business interruption insurance		14 days
Period of coverage under business interruption insurance		180 days
Limit of protection and indemnity insurance for pollution, per vessel per incident		$ 1,000,000
Loss of hire insurance payments recorded as a component of total revenues				$ 450
Net vessel operating expense		$ 61,005	$ 60,129	56,730
Carmen Knutsen
Insurance Proceeds
Special survey drydocking period	5 years
Deductible period under business interruption insurance	14 days
Carmen Knutsen | Technical Default in Controllable Pitch Propeller
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues				450
Recoveries for repairs				2,250
Cost of repairs				150	$ 2,400
Net vessel operating expense				$ 300